OCTOBER 11, 2016

SUMMARY PROSPECTUS

BlackRock Funds III  |  Premium Shares

➢	BlackRock Cash Funds: Prime

Premium: BPSXX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus (including amendments and supplements) and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.blackrock.com/prospectus/cash. You can also get this information at no cost by calling 1-888-204-3956 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated October 11, 2016, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.

This Summary Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Summary Prospectus

Key Facts About BlackRock Cash Funds: Prime

Investment Objective

The investment objective for BlackRock Cash Funds: Prime (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek a high level of income consistent with liquidity and the preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Premium Shares of BlackRock Cash Funds: Prime.

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]	Premium Shares
Management Fee[1,2]	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.10%
Administration Fees	0.10%
Independent Expenses[3]	0.00%
Total Annual Class Operating Expenses	0.20%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.03)%
Total Annual Class Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.17%
[1]

The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and Prime Money Market Master Portfolio (the “Prime Master Portfolio”), a series of Master Investment Portfolio (“MIP”), in which the Fund invests. Management fees are paid by Prime Master Portfolio.

[2]

BlackRock Fund Advisors (“BFA”) has contractually agreed to waive a portion of its management fee through April 30, 2018. After giving effect to such contractual waiver, the management fee will be 0.07%. The contractual waiver may not be terminated prior to May 1, 2018 without the consent of the Board of Trustees of MIP.

[3]

Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund and Prime Master Portfolio. BlackRock Advisors, LLC (“BAL”), the administrator to the Fund, and BFA, the investment adviser to Prime Master Portfolio, have contractually agreed to reimburse, or provide offsetting credits to, the Fund and Prime Master Portfolio, as applicable, for Independent Expenses through April 30, 2018. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2018 without the consent of the Boards of Trustees of the Trust and MIP.

Example:

This Example is intended to help you compare the cost of investing in Premium Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Premium Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Premium Shares’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Premium Shares	$17	$61	$110	$252

Principal Investment Strategies of the Fund

BlackRock Cash Funds: Prime seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund’s portfolio will maintain a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. Government, its agencies and instrumentalities (including government-sponsored enterprises).

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The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by the Fund’s investment adviser, BFA, pursuant to guidelines approved by the Trust’s Board of Trustees (the “Board”).

The Fund is a “feeder” fund that invests all of its investable assets in Prime Master Portfolio of MIP, which has the same investment objective and strategies as the Fund. All investments are made at the Prime Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of Prime Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include Prime Master Portfolio.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The following is a summary description of principal risks of investing in the Fund.

■

Concentration Risk — The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry (i.e., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry).

■

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■

Foreign Exposure Risk — Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

■	Income Risk — Income risk is the risk that the Fund’s yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

■

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

■

Liquidity Fee and Redemption Gate Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. Accordingly, you may not be able to sell your shares or your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

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■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.

■

Repurchase Agreements Risk — If the other party to a repurchase agreement defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Fund may lose money.

■

U.S. Government Obligations Risk — Certain securities in which the Fund may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

■	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults.

■

When-Issued and Delayed Settlement Transactions Risk — When-issued and delayed settlement securities involve the risk that the security the Fund buys will lose value prior to its delivery. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Performance Information

The bar chart and table in this section provide some indication of the risks of investing in Premium Shares of BlackRock Cash Funds: Prime by showing the changes in the Fund’s performance from year to year. The bar chart shows the returns of Premium Shares of the Fund for each of the last ten calendar years. The average annual total return table compares the average annual total return of Premium Shares of the Fund to that of the Money Fund Report (“MFR”) First Tier Institutional Average, a service of iMoneyNet. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. How the Fund performed in the past is not necessarily an indication of how it will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the 1940 Act. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Effective October 11, 2016, the Fund implemented additional amendments to Rule 2a-7, including the adoption of a floating net asset value (“NAV”) per Fund share. Fund performance shown prior to May 28, 2010 and October 11, 2016 is based on 1940 Act rules then in effect and is not an indication of future returns.

BlackRock Cash Funds: Prime

Premium Shares

ANNUAL TOTAL RETURNS

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.33% (quarter ended September 30, 2007) and the lowest return for a quarter was 0.01% (quarter ended December 31, 2014). The year-to-date return as of September 30, 2016 was 0.30%.

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As of 12/31/15 Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Cash Funds: Prime — Premium Shares	0.10%	0.10%	1.38%
MFR First Tier Institutional Average	0.05%	0.05%	1.29%

7-Day Yield As of December 31, 2015
BlackRock Cash Funds: Prime — Premium Shares	0.28%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-888-204-3956 (toll-free) or by visiting the Fund’s website at www.blackrock.com/cash.

Investment Adviser

Prime Master Portfolio’s investment adviser is BlackRock Fund Advisors (previously defined as “BFA”).

Purchase and Sale of Fund Shares

You may purchase or sell shares without paying a sales charge. You may generally purchase or redeem shares of the Fund at multiple times each day on which the bond markets and the Fedwire Funds Service are open (a “Business Day”). To purchase or sell shares of the Fund, you should contact your financial professional or selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, Inc., The PNC Financial Services Group, Inc. and their respective affiliates) (each, a “Financial Intermediary”), or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-888-204-3956, or by mail to State Street Bank and Trust Company, P.O. Box 5493, Boston, Massachusetts 02206. Orders must be received by the Fund prior to the next NAV cut-off time to receive that NAV. You have until the close of the federal funds wire (normally 6:00 p.m. Eastern time) to get your purchase money in to the Fund or your purchase order may be cancelled.

To be eligible to purchase Premium Shares of the Fund, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an individual retirement account or maintain an account with State Street Bank and Trust Company, the Fund’s transfer agent (the “Transfer Agent”); or with a shareholder servicing agent (a “Shareholder Servicing Agent”). Please contact your Shareholder Servicing Agent or the Transfer Agent for more information.

The Fund does not accept trades through the NSCC Fund/SERV or DCC&S trading platforms.

Purchase orders must be placed in dollars.

The minimum initial investment for Premium Shares of BlackRock Cash Funds: Prime is $10 million, although the Fund’s officers may reduce or waive the minimum in some cases. There is no subsequent investment minimum.

Tax Information

Dividends and distributions of BlackRock Cash Funds: Prime may be subject to U.S. federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to U.S. federal income tax upon withdrawal from such tax deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of BlackRock Cash Funds: Prime through a Financial Intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the Financial Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the Financial Intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your Financial Intermediary’s website for more information.

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INVESTMENT COMPANY ACT FILE # 811-07332 © BlackRock Advisors, LLC SPRO-CF-PRE-PRI-1016